Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Related Party Transactions
e.

Prior to 2015, the Company chartered two vessels to Teekay. In addition, Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement (the Management Agreement). In addition, certain of the Company’s vessels participate in pooling arrangements that, with the exception of a Medium Range pool, are managed by entities owned in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Time-charter revenues(i)	13,728	13,506	14,604
Pool management fees and commissions(ii)	(5,292)	(4,043)	(3,565)
Commercial management fees(iii)	(1,117)	(1,079)	(1,118)
Vessel operating expenses - crew training	(1,757)	(1,163)	(2,870)
Vessel operating expenses - technical management fee(iv)	(5,613)	(5,637)	(4,379)
Strategic and administrative service fees(v)	(8,676)	(10,783)	(5,492)
Vessel operating expenses - technical management fee - Dropdown Predecessor(note 1)	—	—	(2,566)
Interest expense - Dropdown Predecessor (note 1)	—	—	(11,660)

(i)	The Company had chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expired in the fourth quarter of 2014.
(ii)	The Company’s share of the Pool Managers’ fees are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income (loss).
(iii)

The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pooling arrangement, which are reflected in voyage expenses on the Company’s consolidated statements of income (loss).

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss).
(v)

The Manager’s strategic and administrative service fees have been presented in general and administrative fees on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 12) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.